SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George Rush
Title:
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ GEORGE RUSH                  AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         111
                                                -----------
Form 13F Information Table Value Total:         264,666
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER

--------------------------------------------------------------------------------

 3M CO                                   88579Y101   4130       46300     46300      0         0      0        0        46300
 ABBOTT LABORATORIES                     002824100   2641       43095     43095      0         0      0        0        43095
 ACCENTURE PLC                           G1151C101   4992       77400     77400      0         0      0        0        77400
 AGL RESOURCES INC                       001204106   3066       78176     78176      0         0      0        0        78176
 AMERICAN EXPRESS CO                     025816109    706       12200     12200      0         0      0        0        12200
 AMERICAN WATER WORKS CO                 030420103   6725      197620    197620      0         0      0        0       197620
 AT&T                                    00206R102    962       30796     30796      0         0      0        0        30796
 AUTOMATIC DATA PROCESSING INC           053015103    671       12150     12150      0         0      0        0        12150
 BANK OF AMERICA                         060505104    353       36900     36900      0         0      0        0        36900
 BANK ONE/JP MORGAN 7.2% 10/15/31        06423W204   1845       72200     72200      0         0      0        0        72200
 BECTON DICKINSON & CO.                  075887109    217        2800      2800      0         0      0        0         2800
 BERKSHIRE HATHA CLASS B                 084670702   4970       61250     61250      0         0      0        0        61250
 BHP BILLITON ADR                        088606108    487        6730      6730      0         0      0        0         6730
 BRISTOL MYERS                           110122108    372       11030     11030      0         0      0        0        11030
 BROWN FORMAN CLASS B                    115637209   4165       49950     49950      0         0      0        0        49950
 CAL MAINE FOODS INC                     128030202   1645       43000     43000      0         0      0        0        43000
 CARNIVAL CORP                           143658300   1848       57600     57600      0         0      0        0        57600
 CATERPILLAR INC                         149123101    628        5900      5900      0         0      0        0         5900
 CHESAPEAKE ENERGY                       165167107    239       10300     10300      0         0      0        0        10300
 CHEVRON                                 166764100    799        7456      7456      0         0      0        0         7456
 CHUBB CORP                              171232101   2391       34600     34600      0         0      0        0        34600
 CHURCH & DWIGHT CO INC                  171340102   9233      187700    187700      0         0      0        0       187700
 CLARCOR INC                             179895107   2445       49800     49800      0         0      0        0        49800
 COCA-COLA CO                            191216100  13492      182293    182293      0         0      0        0       182293
 COLONIAL PROP                           195872106    943       43403     43403      0         0      0        0        43403
 CONOCOPHILLIPS                          20825C104   2356       30998     30998      0         0      0        0        30998
 COSTCO WHSL CORP                        22160K105   3065       33750     33750      0         0      0        0        33750
 COUSINS PROPS                           222795106    963      127033    127033      0         0      0        0       127033
 CROSS TIMBERS ROYALTY TRUST             22757R109   1090       25825     25825      0         0      0        0        25825
 CVS CAREMARK CORP                       126650100    340        7600      7600      0         0      0        0         7600
 DEERE & CO                              244199105   4588       56710     56710      0         0      0        0        56710
 DOMINION RESOURCES INC                  25746U109    248        4840      4840      0         0      0        0         4840
 DOVER CORP                              260003108   5564       88400     88400      0         0      0        0        88400
 DU PONT E I DE NEMOURS & CO             263534109   3021       57100     57100      0         0      0        0        57100
 DUKE ENERGY NYSE                        26441C105    942       44838     44838      0         0      0        0        44838
 ELI LILLY AND CO                        532457108    423       10500     10500      0         0      0        0        10500
 EMERSON ELECTRIC CO                     291011104    386        7400      7400      0         0      0        0         7400
 EQUITY RESIDENTIAL                      29476L107   3845       61400     61400      0         0      0        0        61400
 ETFS GOLD TRUST ETF                     26922Y105    231        1400      1400      0         0      0        0         1400
 EXXON MOBIL                             30231G102  11197      129104    129104      0         0      0        0       129104
 FEDEX CORP                              31428X106   2996       32575     32575      0         0      0        0        32575
 G&K SERVICES INC                        361268105    389       11372     11372      0         0      0        0        11372
 GENERAL DYNAMICS CORP                   369550108   2531       34485     34485      0         0      0        0        34485
 GENERAL ELECTRIC                        369604103   1793       89362     89362      0         0      0        0        89362
 GENERAL ELECTRIC CAP STEP-UP PUBLIC     369622485   1613       62500     62500      0         0      0        0        62500
 GENUINE PARTS CO                        372460105    405        6450      6450      0         0      0        0         6450
 GEORGIA PWR CO PFD                      373334457   3145       98935     98935      0         0      0        0        98935
 GULF KEYSTONE PETE ORD                  G4209G108    230       55000     55000      0         0      0        0        55000
 HCP                                     40414L109    666       16874     16874      0         0      0        0        16874
 HERSHEY                                 427866108   1024       16700     16700      0         0      0        0        16700
 HOME DEPOT INC                          437076102    521       10365     10365      0         0      0        0        10365
 HONEYWELL INTERNATIONAL INC             438516106   1493       24450     24450      0         0      0        0        24450
 IDEXX LABORATORIES INC                  45168D104   1985       22700     22700      0         0      0        0        22700
 INTEL CORP                              458140100   2027       72100     72100      0         0      0        0        72100
 INTERNAP NETWORK SERVICES CORP          45885A300     96       13076     13076      0         0      0        0        13076
 INTERNATIONAL BUSINESS MACHINES CORP    459200101   9930       47590     47590      0         0      0        0        47590
 INTUIT INC                              461202103    349        5800      5800      0         0      0        0         5800
 ISHARES TR 2017 S&P AMTFREEMUNI         464289271   1629       29800     29800      0         0      0        0        29800
 ISHARES TR BARCLYS 1-3YR CREDIT         464288646    372        3540      3540      0         0      0        0         3540
 ISHARES TR DJ US INDEX FD               464287846   3830       54143     54143      0         0      0        0        54143
 ISHARES TR DOW INTL SEL DIV             464288448    277        8500      8500      0         0      0        0         8500
 ISHARES TR DOW SEL DIV                  464287168   6477      115750    115750      0         0      0        0       115750
 ISHARES TR US PFD STK IDX               464288687   9530      244100    244100      0         0      0        0       244100
 JOHNSON & JOHNSON                       478160104   9756      147906    147906      0         0      0        0       147906
 JOHNSON CONTROLS INC                    478366107   3812      117350    117350      0         0      0        0       117350
 JP MORGAN CHASE SER Z 8%                48124G104   1600       61800     61800      0         0      0        0        61800
 KIMBERLY-CLARK CORP                     494368103   2147       29062     29062      0         0      0        0        29062
 MCDONALDS CORP                          580135101   2850       29050     29050      0         0      0        0        29050
 MEDCO HEALTH SOLUTIONS INC              58405U102   2090       29731     29731      0         0      0        0        29731
 MERCK & CO                              58933Y105   3095       80610     80610      0         0      0        0        80610
 MICROSOFT CORP                          594918104   6154      190800    190800      0         0      0        0       190800
 NEXTERA ENERGY INC                      65339F101    268        4390      4390      0         0      0        0         4390
 NUVEEN GA DIV ADV MUNI FD 2             67072B107    183       12850     12850      0         0      0        0        12850
 NUVEEN GEORGIA PREMIUM INCOME MUNICI    67060F102    205       14040     14040      0         0      0        0        14040
 PAYCHEX INC                             704326107   3715      119867    119867      0         0      0        0       119867
 PEABODY ENERGY                          704549104    598       20650     20650      0         0      0        0        20650
 PEPSICO INC                             713448108   1301       19610     19610      0         0      0        0        19610
 PFIZER                                  717081103   1712       75585     75585      0         0      0        0        75585
 PHILIP MORRIS INTERNATIONAL INC         718172109   4541       51250     51250      0         0      0        0        51250
 POWERSHARES ETF BUYBACK ACH             73935X286    223        7600      7600      0         0      0        0         7600
 POWERSHARES ETF TRUST FINL PFD PTFL     73935X229   4843      270550    270550      0         0      0        0       270550
 POWERSHARES ETF TRUST WATER RESOURCE    73935X575    223       11600     11600      0         0      0        0        11600
 PRICE T ROWE GROUP INC                  74144T108   6777      103785    103785      0         0      0        0       103785
 PROCTER & GAMBLE                        742718109   5786       86091     86091      0         0      0        0        86091
 RIO TINTO ADR                           767204100    267        4800      4800      0         0      0        0         4800
 ROYAL DUTCH SHELL ADR                   780259206   2715       38708     38708      0         0      0        0        38708
 SCANA CORP                              80589M102    294        6442      6442      0         0      0        0         6442
 SCH US DIV EQUITY ETF                   808524797   6814      244300    244300      0         0      0        0       244300
 SCHLUMBERGER                            806857108   1154       16506     16506      0         0      0        0        16506
 SCHWAB CHARLES CORP                     808513105   1054       73375     73375      0         0      0        0        73375
 SELECT SECTOR SPDR-ENERGY               81369Y506   3641       50745     50745      0         0      0        0        50745
 SELECT SECTOR SPDR-FINANCIAL            81369Y605    267       16900     16900      0         0      0        0        16900
 SELECT SECTOR SPDR-TECHNOLOGY           81369Y803   1943       64425     64425      0         0      0        0        64425
 SIRIUS XM RADIO INC                     82967N108     23       10000     10000      0         0      0        0        10000
 SOUTHEASTERN BANK FINANCIAL CORP        841584105    301       25583     25583      0         0      0        0        25583
 SOUTHERN COMPANY                        842587107   6707      149280    149280      0         0      0        0       149280
 SPDR S&P 500                            78462F103   1112        7899      7899      0         0      0        0         7899
 SPDR S&P BIOTECH ETF                    78464A870    654        8125      8125      0         0      0        0         8125
 SWISS HELVETIA CLOSED FUND              870875101    115       10300     10300      0         0      0        0        10300
 T J X COS INC                           872540109   3618       91100     91100      0         0      0        0        91100
 TANZANIAN ROYALTY EXPL                  87600U104    154       30000     30000      0         0      0        0        30000
 TEXAS PACIFIC LAND TRUST                882610108    920       19520     19520      0         0      0        0        19520
 UNITED TECHNOLOGIES CORP                913017109   2761       33294     33294      0         0      0        0        33294
 VERIZON COMMS                           92343V104    311        8144      8144      0         0      0        0         8144
 WAL-MART STORES INC                     931142103   1181       19300     19300      0         0      0        0        19300
 WALT DISNEY                             254687106   2390       54600     54600      0         0      0        0        54600
 WASTE MANAGEMENT                        94106L109    864       24700     24700      0         0      0        0        24700
 WATTS WATER TECHNOLOGIES INC            942749102    738       18100     18100      0         0      0        0        18100
 XEROX CORP                              984121103     89       11000     11000      0         0      0        0        11000
 YUM! BRANDS INC                         988498101    790       11100     11100      0         0      0        0        11100
 ZIPCAR INC                              98974X103    378       25500     25500      0         0      0        0        25500
